UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-5968

 NAME OF REGISTRANT:                     John Hancock Municipal Securities
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gordon M. Shone
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


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

127216 John Hancock Funds High Yield Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


127218 John Hancock Funds Tax-Free Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Municipal Securities Trust
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/29/2008